Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	May 31, 2025	Dec. 31, 2022 CNY (¥)
Goodwill [Line Items]
Goodwill impaired	¥ 621	$ 89		¥ 454
Goodwill amount						¥ 454
Suzhou Tinghaozhu Technology Co., Ltd [Member]
Goodwill [Line Items]
Goodwill impaired	¥ 621
Percentage of equity interest			30.00%		35.00%
Goodwill amount			¥ 621